Severance, Restructuring and Acquisition Integration Activities - Summary of Severance Activity (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 02, 2016 USD ($)	Jul. 03, 2016 USD ($)	Apr. 03, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 27, 2015 USD ($)	Jun. 28, 2015 USD ($)	Mar. 29, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Program	Dec. 31, 2014 USD ($)
Restructuring Reserve [Roll Forward]
New charges	$ 11,700	$ 12,800	$ 5,900	$ 8,400	$ 13,600	$ 14,100	$ 4,900	$ 14,600	$ 38,770	$ 47,170	$ 70,827
Grass Valley Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
New charges									8,700	25,400
Savings From Restructuring					30,000
Industrial Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
New charges									9,700	3,300
Expected Savings From Restructuring				18,000
Productivity Improvement Program and Acquisition Integration [Member]
Restructuring Reserve [Roll Forward]
New charges										$ 18,500
Number Of Restructuring Programs | Program										2
Reduction In Operating Expenses									18,000
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs									7,082	$ 19,101	37,254
Employee Severance [Member] | Grass Valley Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1,692	3,719	7,197	12,076					12,076
New charges	749	148	251	886
Cash payments	(829)	(1,945)	(3,356)	(4,404)
Foreign currency translation	(90)	32	(13)	167
Other adjustments		(262)	(360)	(1,528)
Ending balance	1,522	1,692	3,719	7,197	12,076				1,522	12,076
Employee Severance [Member] | Industrial Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4,350	3,755	3,993	2,947					2,947
New charges	885	1,287	1,489	2,919
Cash payments	(645)	(743)	(1,685)	(1,967)
Foreign currency translation	(259)	51	(42)	94
Other adjustments		0	0	0
Ending balance	$ 4,331	$ 4,350	$ 3,755	$ 3,993	$ 2,947				4,331	2,947
Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									31,688	28,069	33,573
Broadcast Solutions [Member]
Restructuring Reserve [Roll Forward]
New charges									10,414	39,078	48,557
Broadcast Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs									(116)	16,694	20,025
Broadcast Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									10,530	22,384	28,532
Enterprise Solutions [Member]
Restructuring Reserve [Roll Forward]
New charges									11,962	723	3,318
Enterprise Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs									636	(186)	2,183
Enterprise Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									11,326	909	1,135
Industrial Solutions [Member]
Restructuring Reserve [Roll Forward]
New charges									9,923	6,228	11,953
Industrial Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs									2,828	3,309	9,732
Industrial Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									7,095	2,919	2,221
Network Solutions [Member]
Restructuring Reserve [Roll Forward]
New charges									6,471	1,141	6,999
Network Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs									3,734	(716)	5,314
Network Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									$ 2,737	$ 1,857	$ 1,685
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Integration Cost Payable Period									60 days
M2 FX Limited [Member] | Productivity Improvement Program and Acquisition Integration [Member]
Restructuring Reserve [Roll Forward]
New charges									$ 2,600